Related parties and related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Related Party Name
The following table sets forth the major related parties which have major transactions with the Group during the years ended December 31, 2020, 2021 and 2022:

Name of related parties	Relationship with the Company
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	Significant influence on the Group and its subsidiaries

Summary of Related Party Transactions

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Technology platform based income
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	635,143	1,414,885	1,529,485

Other income
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	1,234,616	3,538,974	1,053,718

Investment income
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	261,148	594,446	338,252

Finance costs-Interest income
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	147,638	247,238	281,130

Finance costs-Interest expense
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	67,468	6,151	25,435

Sales and marketing expenses, general and administrative expenses, operation and servicing expenses, and technology and analytics expenses
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	3,090,052	3,294,358	2,919,391

Other gains/(losses) – net
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	(499,543)	(211,674)	350,329

Summary of Related Party Transactions Outstanding

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Trade related (i)
Cash
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	9,648,043	14,316,239

Account and other receivables and contract assets
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	1,386,252	1,310,245

Accounts and other payables and contract liabilities and other liabilities
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	723,646	560,888

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Non-trade related (ii)
Account and other receivables and contract assets and other assets
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	1,665,875	1,641,361

Payable to platform investors, accounts and other payables and contract liabilities and other liabilities
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	78,102	3,839,817

Financial assets at amortized cost
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	1,279,156	2,504,622

Borrowings
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	—	820,716

Financial assets at fair value through profit or loss
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	3,500,726	—

(i)	The balances with related parties were unsecured, interest-free and repayable on demand.

Summary of Compensation of key Management Personnel	The following table sets forth the compensations paid or payable to key management for employee services:

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Wages and salaries	29,192	26,728	21,081
Welfare and other benefits	34,560	29,804	16,038

Including: Bonuses	28,061	24,066	8,617

Share-based payment	68,771	56,317	22,719

	132,523	112,849	59,838